Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Transactions with Related Parties

During the years ended December 31, 2012, 2011 and 2010, the Group had the following transactions and current balances in settlement with related parties:

	2012				Balances at December 31, 2012
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	874,135	431,188	(853,911)	—	278,362	(212,302)	66,060
Metallurg-Trust	441	320,047	—	—	161,785	(791)	160,994
Usipar	32,351	—	—	—	—	—	—
TPTU	5,210	209	—	—	19	(560)	(541)
TRMZ	4,509	1,630	—	—	265	(2,108)	(1,843)
Somani	—	6,144	—	—	6,144		6,144
Other	405	359	(798)	3,902	4,802	(198)	4,604

Total	917,051	759,577	(854,709)	3,902	451,377	(215,959)	235,418

	2011				Balances at December 31, 2011
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	1,555,754	419,048	2,364	944,530	1,058,425	(177,745)	880,680
Metallurg-Trust	1,403	422,989	—	—	176,105	(56)	176,049
Usipar	72,114	61,189	—	—	80,544	—	80,544
TPTU	5,664	11	—	—	5	(633)	(628)
TRMZ	4,446	1,629	—	—	191	(1,221)	(1,030)
Other	202	10	—	—	18	(17)	1

Total	1,639,583	904,876	2,364	944,530	1,315,288	(179,672)	1,135,616

	2010
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net
Calridge			161	87,836
Related metallurgical plants	1,228,542	419,786	1,390	—
Metallurg-Trust	36	220,168	—	—
Usipar	7,456	13,372	—	—
Laminorul	1,140	12,231	—	—
TPTU	2,857	12	—	—
TRMZ	4,043	1,378	1,278	—
TPP Rousse	—	19,196	—	—
Nerungribank	60	—	49	—
Other	172	29	211	—

Total	1,244,306	686,172	3,089	87,836

Schedule of Transactions with Related Metallurgical Plants

During the years ended December 31, 2012, 2011 and 2010, the Group had the following transactions and current balances in settlement with the related metallurgical plants:

	2012	2011	2010
Revenues
Steel segment products sales	346,331	314,297	387,215
Ferroalloy segment products sales	17,838	36,141	19,002
Mining segment products sales	3,981	4,315	9,150
Other revenues*	63,038	64,295	4,419

Total revenues	431,188	419,048	419,786

Costs and expenses
Cost of goods for resale, production and operating expenses	842,253	1,528,053	1,213,426
Transportation expenses	31,693	27,573	14,993
Other expenses	189	128	123
Provision for amounts due from related metallugrical plants	919,113	—	—

Total expenses	1,793,248	1,555,754	1,228,542

Schedule of Current Balances in Settlement with Related Metallurgical Plants

	December 31, 2012	December 31, 2011
Assets
Trade accounts receivable	90,231	83,910
Prepayments and other current assets	188,131	29,985
Loans issued	—	944,530

Total assets	278,362	1,058,425

Liabilities
Trade accounts payable	148,384	129,630
Advanced received and other payables	39,664	48,115
Long term payables	4,601	—
Loans received	19,653	—

Total liabilities	212,302	177,745